CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue (License fees and royalties)	$ 506,419	$ 725,044	$ 1,415,979
Cost of Revenue	343,950	216,600	500,899
Gross profit	162,469	508,444	915,080
Operating expenses:
Research and development	10,021,863	8,439,343	3,531,540
Grant reimbursements	(68,639)	(977,917)	(136,840)
General and administrative expenses	11,025,459	15,506,191	3,439,085
Change in estimate of accrued liabilities		(1,263,009)
Loss on settlement of litigation	294,144	11,132,467	4,903,949
Total operating expenses	21,272,827	32,837,075	11,737,734
Loss from operations	(21,110,358)	(32,328,631)	(10,822,654)
Non-operating income (expense):
Interest income	35,114	16,724	4,661
Interest expense and late fees	(1,510,693)	(11,726,120)	(9,190,807)
Finance cost	(60,834,170)	(4,332,277)	(1,705,691)
Adjustments to fair value of derivatives	11,444,988	(6,209,898)	23,103,668
Gain (loss) on disposal of fixed assets		9,500
Charges related to repricing derivative liabilities			(30,316,708)
Loss on warrant re-pricing			(83,680)
Losses attributable to equity method investment	(820,000)		(144,438)
Total non-operating income (expense)	(51,684,761)	(22,044,701)	(25,935,554)
Loss before income tax	(72,795,119)	(54,373,332)	(36,758,208)
Income tax
Net loss	(72,795,119)	(54,373,332)	(36,758,208)
Weighted average shares outstanding :
Basic and diluted	1,582,095,095	1,218,190,921	521,343,094
Loss per share:
Basic and diluted	$ (0.05)	$ (0.04)	$ (0.07)
Debt
Non-operating income (expense):
Gain (loss) on extinguishment of debt		197,370	598,425
Convertible Debt
Non-operating income (expense):
Gain (loss) on extinguishment of debt			$ (8,200,984)